Commodity risk management contracts (Tables)	12 Months Ended
Dec. 31, 2023
Commodity risk management contracts
Summary of Gain (Loss) on the Commodity Risk Management Contracts

The table below summarizes the results on non-hedge derivative commodity risk management contracts:

	2023	2022	2021
Realized loss on commodity risk management contracts	—	(83,244)	(109,654)
Unrealized gain on commodity risk management contracts	—	13,023	463
	—	(70,221)	(109,191)

Schedule of Group's Derivative Contracts

The following table presents the Group’s production hedged during the year ended December 31, 2023, and for the following periods as a consequence of the derivative contracts in force as of December 31, 2023:

Period	Reference	Type	Volume bbl/d	Weighted average price US$/bbl
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	9,500	66.05 Put 112.59 Call
April 1, 2023 - June 30, 2023	ICE BRENT	Zero Premium Collars	10,000	69.25 Put 110.56 Call
July 1, 2023 - September 30, 2023	ICE BRENT	Zero Premium Collars	9,000	70.00 Put 94.69 Call
October 1, 2023 - December 31, 2023	ICE BRENT	Zero Premium Collars	9,000	69.44 Put 91.82 Call
January 1, 2024 - March 31, 2024	ICE BRENT	Zero Premium Collars	8,500	65.59 Put 92.04 Call
April 1, 2024 - June 30, 2024	ICE BRENT	Zero Premium Collars	9,000	67.50 Put 96.99 Call
July 1, 2024 - September 30, 2024	ICE BRENT	Zero Premium Collars	7,000	66.43 Put 99.32 Call
October 1, 2024 - December 31, 2024	ICE BRENT	Zero Premium Collars	1,000	70.00 Put 96.00 Call